Insurance-related accounts - Summary of Changing the Underlying Assumptions of MCEV (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2022	Mar. 31, 2021
Base [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,713,544	¥ 2,066,357	¥ 1,966,570
Interest rate, measurement input [member] | 50bp decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	1,675,351	2,107,521	1,972,839
Change in amount	¥ (38,193)	¥ 41,164	¥ 6,269
Rate of change	(2.23%)	1.99%	0.32%
Interest rate, measurement input [member] | 50bp Increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,723,260	¥ 2,004,841	¥ 1,936,227
Change in amount	¥ 9,716	¥ (61,516)	¥ (30,343)
Rate of change	0.57%	(2.98%)	(1.54%)
Stock Real Estate Market Value [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,687,104	¥ 2,049,089	¥ 1,942,875
Change in amount	¥ (26,439)	¥ (17,268)	¥ (23,695)
Rate of change	(1.54%)	(0.84%)	(1.20%)
Maintanance Expenses [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,742,146	¥ 2,097,153	¥ 1,994,729
Change in amount	¥ 28,603	¥ 30,796	¥ 28,158
Rate of change	1.67%	1.49%	1.43%
Lapse And Surrender Rate [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,661,415	¥ 2,083,260	¥ 1,965,268
Change in amount	¥ (52,128)	¥ 16,903	¥ (1,302)
Rate of change	(3.04%)	0.82%	(0.07%)
Mortality Rates (Death Protection) [Member] | 5% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,781,851	¥ 2,136,304	¥ 2,032,004
Change in amount	¥ 68,308	¥ 69,948	¥ 65,434
Rate of change	3.99%	3.39%	3.33%
Mortality Rates (Third Sector Annuity Products) [Member] | 5% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,697,478	¥ 2,052,870	¥ 1,952,436
Change in amount	¥ (16,066)	¥ (13,487)	¥ (14,134)
Rate of change	(0.94%)	(0.65%)	(0.72%)
Morbidity Rates [Member] | 5% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,786,439	¥ 2,136,413	¥ 2,038,626
Change in amount	¥ 72,895	¥ 70,057	¥ 72,055
Rate of change	4.25%	3.39%	3.66%
Foreign Exchange Rates [Member] | 10% appreciation of the Yen [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,684,219	¥ 2,051,249	¥ 1,941,841
Change in amount	¥ (29,324)	¥ (15,108)	¥ (24,729)
Rate of change	(1.71%)	(0.73%)	(1.26%)